Revenue (Tables)	12 Months Ended
Mar. 31, 2018
Revenue
Schedule of revenue by segment

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Core commerce:
China commerce retail (i)
- Customer management	52,396	77,530	114,285
- Commission	25,829	34,066	46,525
- Others	1,808	2,513	15,749

	80,033	114,109	176,559
China commerce wholesale (ii)	4,288	5,679	7,164
International commerce retail (iii)	2,204	7,336	14,216
International commerce wholesale (iv)	5,425	6,001	6,625
Cainiao logistics services (v)	—	—	6,759
Others	385	755	2,697

Total core commerce	92,335	133,880	214,020
Cloud computing (vi)	3,019	6,663	13,390
Digital media and entertainment (vii)	3,972	14,733	19,564
Innovation initiatives and others (viii)	1,817	2,997	3,292

Total	101,143	158,273	250,266

(i)	Revenue from China commerce retail is primarily generated from the Company's China retail marketplaces and includes revenue from customer management, commissions and sales of goods.
(ii)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes fees from memberships and value-added services and revenue from customer management.
(iii)	Revenue from international commerce retail is primarily generated from AliExpress and Lazada (Note 4(h)) and includes revenue from customer management, commissions and sales of goods.
(iv)	Revenue from international commerce wholesale is primarily generated from Alibaba.com and includes fees from memberships and value-added services and revenue from customer management.
(v)	Revenue from Cainiao logistics services represents revenue from the domestic and cross-border fulfilment services provided by Cainiao Network (Note 4(b)).
(vi)

Revenue from cloud computing is primarily generated from the provision of services, such as elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, and machine learning platform and IoT services.

(vii)	Revenue from digital media and entertainment is primarily generated from Youku (Note 4(g)) and UCWeb and includes revenue from P4P marketing services, display marketing services and subscriptions.
(viii)

Revenue from innovation initiatives and others is primarily generated from businesses such as AutoNavi and other innovation initiatives. Other revenue also includes SME Annual Fee received from Ant Financial and its affiliates (Note 4(a)).

Schedule of revenue by type of services

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Customer management services
P4P and display marketing	53,185	83,581	119,822
Other customer management services	3,963	5,706	9,076

Total customer management services	57,148	89,287	128,898
Commission	27,793	37,848	52,411
Membership fees and value-added services	7,627	10,638	13,823
Cainiao logistics services	—	—	6,759
Cloud computing services	3,019	6,663	13,390
Sales of goods and other revenue (i)	5,556	13,837	34,985

Total	101,143	158,273	250,266

(i)

This mainly represents sales of goods and other revenue generated by Lazada (Note 4(h)), Intime (Note 4(c)) and UCWeb, as well as SME Annual Fee received from Ant Financial and its affiliates (Note 4(a)).